Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nationwide Variable Insurance Trust
Entity Central Index Key	0000353905
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000059814
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
AssetsNet	$ 495,683,935
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	57.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$495,683,935
Number of Portfolio Holdings	83
Portfolio Turnover Rate	57.79%

C000059815
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
AssetsNet	$ 495,683,935
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	57.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$495,683,935
Number of Portfolio Holdings	83
Portfolio Turnover Rate	57.79%

C000033348
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 6,385,544,691
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,385,544,691
Number of Portfolio Holdings	1
Portfolio Turnover Rate	8.00%

C000033350
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$43	0.86%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 3,055,836,230
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	2.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,055,836,230
Number of Portfolio Holdings	1
Portfolio Turnover Rate	2.20%

C000273392
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Global Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of April 30, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class I	$14Footnote Reference**	0.79%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.
Footnote**	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from April 30, 2026 through June 30, 2026 multiplied by 62/365 to reflect the period from commencement of operations.

Expenses Paid, Amount	$ 14 [1]
Expense Ratio, Percent	0.79%
AssetsNet	$ 831,663,171
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	3.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$831,663,171
Number of Portfolio Holdings	1
Portfolio Turnover Rate	3.83%

C000033346
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Global Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$58	1.05%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
AssetsNet	$ 831,663,171
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	3.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$831,663,171
Number of Portfolio Holdings	1
Portfolio Turnover Rate	3.83%

C000033344
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$50	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 2,818,111,187
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	1.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,818,111,187
Number of Portfolio Holdings	1
Portfolio Turnover Rate	1.67%

C000046995
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$48	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 4,395,932,698
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	5.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,395,932,698
Number of Portfolio Holdings	1
Portfolio Turnover Rate	5.42%

C000014754
Shareholder Report [Line Items]
Fund Name	NVIT Strategic Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Strategic Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 491,737,665
Holdings Count | Holding	444
InvestmentCompanyPortfolioTurnover	119.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$491,737,665
Number of Portfolio Holdings	444
Portfolio Turnover Rate	119.82%

C000014724
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Equity and Options Total Return Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 705,818,759
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$705,818,759
Number of Portfolio Holdings	116
Portfolio Turnover Rate	3.71%

C000014725
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Equity and Options Total Return Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$53	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 705,818,759
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$705,818,759
Number of Portfolio Holdings	116
Portfolio Turnover Rate	3.71%

C000014727
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Equity and Options Total Return Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 705,818,759
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$705,818,759
Number of Portfolio Holdings	116
Portfolio Turnover Rate	3.71%

C000014751
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 642,318,768
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	61.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,318,768
Number of Portfolio Holdings	91
Portfolio Turnover Rate	61.93%

C000014752
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 642,318,768
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	61.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,318,768
Number of Portfolio Holdings	91
Portfolio Turnover Rate	61.93%

C000014753
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 642,318,768
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	61.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,318,768
Number of Portfolio Holdings	91
Portfolio Turnover Rate	61.93%

C000154836
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Managed Global Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 323,744,602
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	1.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$323,744,602
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1.42%

C000060396
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 336,232,799
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	20.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$336,232,799
Number of Portfolio Holdings	11
Portfolio Turnover Rate	20.93%

C000060397
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 336,232,799
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	20.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$336,232,799
Number of Portfolio Holdings	11
Portfolio Turnover Rate	20.93%

C000244891
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 336,232,799
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	20.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$336,232,799
Number of Portfolio Holdings	11
Portfolio Turnover Rate	20.93%

C000060405
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,417,437,881
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,417,437,881
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.25%

C000060404
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,417,437,881
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,417,437,881
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.25%

C000244895
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,417,437,881
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,417,437,881
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.25%

C000060400
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,826,631,020
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,826,631,020
Number of Portfolio Holdings	12
Portfolio Turnover Rate	12.00%

C000060401
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,826,631,020
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,826,631,020
Number of Portfolio Holdings	12
Portfolio Turnover Rate	12.00%

C000244893
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,826,631,020
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,826,631,020
Number of Portfolio Holdings	12
Portfolio Turnover Rate	12.00%

C000060408
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 412,676,078
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$412,676,078
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9.01%

C000060409
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 412,676,078
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$412,676,078
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9.01%

C000244897
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 412,676,078
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$412,676,078
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9.01%

C000139947
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 471,510,748
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	8.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$471,510,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	8.87%

C000125905
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 471,510,748
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	8.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$471,510,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	8.87%

C000139946
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,034,856,705
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	11.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,034,856,705
Number of Portfolio Holdings	16
Portfolio Turnover Rate	11.81%

C000125904
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,034,856,705
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	11.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,034,856,705
Number of Portfolio Holdings	16
Portfolio Turnover Rate	11.81%

C000060402
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,785,729,338
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,785,729,338
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11.82%

C000060403
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,785,729,338
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,785,729,338
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11.82%

C000244894
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,785,729,338
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,785,729,338
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11.82%

C000060398
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 516,128,263
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$516,128,263
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.02%

C000060399
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 516,128,263
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$516,128,263
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.02%

C000244892
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 516,128,263
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$516,128,263
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.02%

C000060406
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 446,880,799
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	8.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$446,880,799
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8.93%

C000060407
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 446,880,799
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	8.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$446,880,799
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8.93%

C000244896
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$6	0.11%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 446,880,799
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	8.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$446,880,799
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8.93%

C000074474
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$32	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,580,104,153
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	1.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,580,104,153
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.56%

C000074472
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$45	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,580,104,153
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	1.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,580,104,153
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.56%

C000074469
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.76%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,134,182,347
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	51.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

C000074470
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$49	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 1,134,182,347
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	51.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

C000220662
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,134,182,347
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	51.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

C000220661
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$47	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,134,182,347
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	51.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

C000139944
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,136,778,043
Holdings Count | Holding	5,160
InvestmentCompanyPortfolioTurnover	22.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,136,778,043
Number of Portfolio Holdings	5,160
Portfolio Turnover Rate	22.06%

C000033502
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,136,778,043
Holdings Count | Holding	5,160
InvestmentCompanyPortfolioTurnover	22.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,136,778,043
Number of Portfolio Holdings	5,160
Portfolio Turnover Rate	22.06%

C000059800
Shareholder Report [Line Items]
Fund Name	NVIT GQG US Quality Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 85,972,908
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	84.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$85,972,908
Number of Portfolio Holdings	39
Portfolio Turnover Rate	84.69%

C000059801
Shareholder Report [Line Items]
Fund Name	NVIT GQG US Quality Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 85,972,908
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	84.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$85,972,908
Number of Portfolio Holdings	39
Portfolio Turnover Rate	84.69%

C000074475
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$48	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 305,129,171
Holdings Count | Holding	188
InvestmentCompanyPortfolioTurnover	12.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$305,129,171
Number of Portfolio Holdings	188
Portfolio Turnover Rate	12.64%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.4%
Repurchase Agreements	0.8%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.3%

Top CountriesFootnote Reference2

Table Summary
Japan	20.8%
United Kingdom	15.4%
France	10.6%
Australia	9.8%
Germany	9.7%
United States	9.5%
Netherlands	6.6%
Switzerland	3.9%
Spain	3.5%
Denmark	2.4%
Other CountriesFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000220664
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 305,129,171
Holdings Count | Holding	188
InvestmentCompanyPortfolioTurnover	12.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$305,129,171
Number of Portfolio Holdings	188
Portfolio Turnover Rate	12.64%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.4%
Repurchase Agreements	0.8%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.3%

Top CountriesFootnote Reference2

Table Summary
Japan	20.8%
United Kingdom	15.4%
France	10.6%
Australia	9.8%
Germany	9.7%
United States	9.5%
Netherlands	6.6%
Switzerland	3.9%
Spain	3.5%
Denmark	2.4%
Other CountriesFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000220663
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$54	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 305,129,171
Holdings Count | Holding	188
InvestmentCompanyPortfolioTurnover	12.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$305,129,171
Number of Portfolio Holdings	188
Portfolio Turnover Rate	12.64%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.4%
Repurchase Agreements	0.8%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.3%

Top CountriesFootnote Reference2

Table Summary
Japan	20.8%
United Kingdom	15.4%
France	10.6%
Australia	9.8%
Germany	9.7%
United States	9.5%
Netherlands	6.6%
Switzerland	3.9%
Spain	3.5%
Denmark	2.4%
Other CountriesFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000059797
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,450,924,565
Holdings Count | Holding	750
InvestmentCompanyPortfolioTurnover	63.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

C000059798
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 3,450,924,565
Holdings Count | Holding	750
InvestmentCompanyPortfolioTurnover	63.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

C000112229
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$34	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,450,924,565
Holdings Count | Holding	750
InvestmentCompanyPortfolioTurnover	63.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

C000059799
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,450,924,565
Holdings Count | Holding	750
InvestmentCompanyPortfolioTurnover	63.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

C000192909
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 114,592,535
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	26.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$114,592,535
Number of Portfolio Holdings	678
Portfolio Turnover Rate	26.33%

C000192910
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$49	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 114,592,535
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	26.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$114,592,535
Number of Portfolio Holdings	678
Portfolio Turnover Rate	26.33%

C000192911
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 114,592,535
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	26.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$114,592,535
Number of Portfolio Holdings	678
Portfolio Turnover Rate	26.33%

C000168057
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$78	1.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.38%
AssetsNet	$ 587,209,266
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	34.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000014756
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%
AssetsNet	$ 587,209,266
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	34.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000014757
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$72	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.28%
AssetsNet	$ 587,209,266
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	34.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000075321
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$50	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%
AssetsNet	$ 587,209,266
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	34.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000014749
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term High Yield Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 85,960,339
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	51.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$85,960,339
Number of Portfolio Holdings	162
Portfolio Turnover Rate	51.98%

C000258083
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Worldwide Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 311,698,429
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	70.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$311,698,429
Number of Portfolio Holdings	150
Portfolio Turnover Rate	70.34%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top CountriesFootnote Reference2

Table Summary
United States	71.1%
Japan	5.1%
Taiwan	4.7%
United Kingdom	3.4%
Spain	2.1%
Netherlands	1.8%
Australia	1.5%
Sweden	1.2%
Ireland	1.1%
Canada	1.0%
Other CountriesFootnote Reference#	7.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000258081
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Worldwide Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
AssetsNet	$ 311,698,429
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	70.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$311,698,429
Number of Portfolio Holdings	150
Portfolio Turnover Rate	70.34%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top CountriesFootnote Reference2

Table Summary
United States	71.1%
Japan	5.1%
Taiwan	4.7%
United Kingdom	3.4%
Spain	2.1%
Netherlands	1.8%
Australia	1.5%
Sweden	1.2%
Ireland	1.1%
Canada	1.0%
Other CountriesFootnote Reference#	7.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000014696
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 265,497,334
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	32.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

C000014697
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 265,497,334
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	32.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

C000014699
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 265,497,334
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	32.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

C000139942
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 265,497,334
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	32.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

C000014718
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,614,439,058
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

C000079439
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,614,439,058
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

C000014719
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,614,439,058
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

C000014720
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class V
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 3,614,439,058
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

C000204950
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,614,439,058
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

C000214896
Shareholder Report [Line Items]
Fund Name	NVIT GS Emerging Markets Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$58	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.02%
AssetsNet	$ 417,290,854
Holdings Count | Holding	312
InvestmentCompanyPortfolioTurnover	76.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$417,290,854
Number of Portfolio Holdings	312
Portfolio Turnover Rate	76.71%

C000214897
Shareholder Report [Line Items]
Fund Name	NVIT GS International Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$42	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 750,631,304
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	75.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$750,631,304
Number of Portfolio Holdings	395
Portfolio Turnover Rate	75.90%

C000214898
Shareholder Report [Line Items]
Fund Name	NVIT GS Large Cap Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$31	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 649,418,199
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	97.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$649,418,199
Number of Portfolio Holdings	147
Portfolio Turnover Rate	97.54%

C000214899
Shareholder Report [Line Items]
Fund Name	NVIT GS Small Cap Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$43	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
AssetsNet	$ 217,618,509
Holdings Count | Holding	557
InvestmentCompanyPortfolioTurnover	86.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$217,618,509
Number of Portfolio Holdings	557
Portfolio Turnover Rate	86.05%

C000014702
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$47	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 503,521,581
Holdings Count | Holding	246
InvestmentCompanyPortfolioTurnover	35.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$503,521,581
Number of Portfolio Holdings	246
Portfolio Turnover Rate	35.05%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	13.9%
United Kingdom	10.7%
Taiwan	9.2%
South Korea	8.4%
Canada	7.7%
France	6.4%
China	6.0%
Netherlands	4.8%
Germany	3.8%
Australia	3.5%
Other CountriesFootnote Reference#	25.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000033125
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
AssetsNet	$ 503,521,581
Holdings Count | Holding	246
InvestmentCompanyPortfolioTurnover	35.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$503,521,581
Number of Portfolio Holdings	246
Portfolio Turnover Rate	35.05%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	13.9%
United Kingdom	10.7%
Taiwan	9.2%
South Korea	8.4%
Canada	7.7%
France	6.4%
China	6.0%
Netherlands	4.8%
Germany	3.8%
Australia	3.5%
Other CountriesFootnote Reference#	25.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

C000139945
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$25	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 903,651,778
Holdings Count | Holding	688
InvestmentCompanyPortfolioTurnover	4.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

C000033506
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$36	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 903,651,778
Holdings Count | Holding	688
InvestmentCompanyPortfolioTurnover	4.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

C000033509
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class VIII
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$43	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 903,651,778
Holdings Count | Holding	688
InvestmentCompanyPortfolioTurnover	4.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

C000033505
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 903,651,778
Holdings Count | Holding	688
InvestmentCompanyPortfolioTurnover	4.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

C000014736
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$61	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.03%
AssetsNet	$ 355,294,667
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	59.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$355,294,667
Number of Portfolio Holdings	104
Portfolio Turnover Rate	59.92%

C000014737
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$76	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.28%
AssetsNet	$ 355,294,667
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	59.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$355,294,667
Number of Portfolio Holdings	104
Portfolio Turnover Rate	59.92%

C000014704
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$30	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 475,967,131
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	13.75%
C000112221
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 475,967,131
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	13.75%
C000074482
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,022,945,256
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	6.20%
C000112234
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,022,945,256
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	6.20%
C000074480
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$26	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,442,643,642
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	7.39%
C000112233
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,442,643,642
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	7.39%
C000014706
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 408,585,053
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	11.58%
C000112222
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 408,585,053
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	11.58%
C000139949
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 375,671,711
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	5.94%
C000125907
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 375,671,711
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	5.94%
C000139948
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 894,815,634
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	5.94%
C000125906
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 894,815,634
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	5.94%
C000014708
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,733,619,295
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	6.57%
C000112223
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,733,619,295
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	6.57%
C000014710
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,086,121,269
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	10.18%
C000112224
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,086,121,269
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	10.18%
C000014712
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 471,287,082
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	5.81%
C000112225
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 471,287,082
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	5.81%
C000203213
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$33	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 107,815,928
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	1.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$107,815,928
Number of Portfolio Holdings	10
Portfolio Turnover Rate	1.26%

C000203214
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
AssetsNet	$ 107,815,928
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	1.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$107,815,928
Number of Portfolio Holdings	10
Portfolio Turnover Rate	1.26%

C000203211
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Equity ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$36	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
AssetsNet	$ 121,988,831
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	62.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$121,988,831
Number of Portfolio Holdings	12
Portfolio Turnover Rate	62.08%

C000203212
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Equity ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$9	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 121,988,831
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	62.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$121,988,831
Number of Portfolio Holdings	12
Portfolio Turnover Rate	62.08%

C000258195
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	0.96%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.96%
AssetsNet	$ 53,896,721
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	85.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$53,896,721
Number of Portfolio Holdings	40
Portfolio Turnover Rate	85.31%

C000234864
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$32	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.56%
AssetsNet	$ 53,896,721
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	85.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$53,896,721
Number of Portfolio Holdings	40
Portfolio Turnover Rate	85.31%

C000258088
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Inflation Managed Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 240,602,077
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	86.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$240,602,077
Number of Portfolio Holdings	402
Portfolio Turnover Rate	86.52%

C000258089
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Inflation Managed Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$37	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 240,602,077
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	86.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$240,602,077
Number of Portfolio Holdings	402
Portfolio Turnover Rate	86.52%

C000234865
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Innovators Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 11,202,122
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	57.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$11,202,122
Number of Portfolio Holdings	59
Portfolio Turnover Rate	57.45%

C000258197
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$35	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 371,373,907
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	49.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$371,373,907
Number of Portfolio Holdings	81
Portfolio Turnover Rate	49.79%

C000258196
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 371,373,907
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	49.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$371,373,907
Number of Portfolio Holdings	81
Portfolio Turnover Rate	49.79%

C000234866
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$23	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 371,373,907
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	49.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$371,373,907
Number of Portfolio Holdings	81
Portfolio Turnover Rate	49.79%

C000210766
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,448,929,502
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	29.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,448,929,502
Number of Portfolio Holdings	64
Portfolio Turnover Rate	29.59%

C000210767
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,448,929,502
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	29.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,448,929,502
Number of Portfolio Holdings	64
Portfolio Turnover Rate	29.59%

C000258198
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%
AssetsNet	$ 30,879,210
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	49.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$30,879,210
Number of Portfolio Holdings	65
Portfolio Turnover Rate	49.08%

C000234867
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$31	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%
AssetsNet	$ 30,879,210
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	49.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$30,879,210
Number of Portfolio Holdings	65
Portfolio Turnover Rate	49.08%

C000059820
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 258,309,875
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	44.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$258,309,875
Number of Portfolio Holdings	126
Portfolio Turnover Rate	44.61%

C000059821
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$45	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 258,309,875
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	44.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$258,309,875
Number of Portfolio Holdings	126
Portfolio Turnover Rate	44.61%

C000059811
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$37	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 559,959,599
Holdings Count | Holding	233
InvestmentCompanyPortfolioTurnover	67.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$559,959,599
Number of Portfolio Holdings	233
Portfolio Turnover Rate	67.25%

C000059812
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$50	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 559,959,599
Holdings Count | Holding	233
InvestmentCompanyPortfolioTurnover	67.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$559,959,599
Number of Portfolio Holdings	233
Portfolio Turnover Rate	67.25%

C000059825
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,235,635,597
Holdings Count | Holding	585
InvestmentCompanyPortfolioTurnover	85.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,235,635,597
Number of Portfolio Holdings	585
Portfolio Turnover Rate	85.95%

C000059826
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,235,635,597
Holdings Count | Holding	585
InvestmentCompanyPortfolioTurnover	85.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,235,635,597
Number of Portfolio Holdings	585
Portfolio Turnover Rate	85.95%

C000059827
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,235,635,597
Holdings Count | Holding	585
InvestmentCompanyPortfolioTurnover	85.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,235,635,597
Number of Portfolio Holdings	585
Portfolio Turnover Rate	85.95%

C000138646
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,597,820,128
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	9.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,597,820,128
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9.92%

C000138647
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$36	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 701,040,474
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	7.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$701,040,474
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7.35%

C000014721
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,250,760,579
Holdings Count | Holding	412
InvestmentCompanyPortfolioTurnover	11.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,250,760,579
Number of Portfolio Holdings	412
Portfolio Turnover Rate	11.13%

C000014722
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,250,760,579
Holdings Count | Holding	412
InvestmentCompanyPortfolioTurnover	11.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,250,760,579
Number of Portfolio Holdings	412
Portfolio Turnover Rate	11.13%

C000034093
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,250,760,579
Holdings Count | Holding	412
InvestmentCompanyPortfolioTurnover	11.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,250,760,579
Number of Portfolio Holdings	412
Portfolio Turnover Rate	11.13%

C000014739
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
AssetsNet	$ 222,451,636
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	68.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$222,451,636
Number of Portfolio Holdings	368
Portfolio Turnover Rate	68.34%

C000014740
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$71	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%
AssetsNet	$ 222,451,636
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	68.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$222,451,636
Number of Portfolio Holdings	368
Portfolio Turnover Rate	68.34%

C000014742
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Value Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$58	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
AssetsNet	$ 222,451,636
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	68.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$222,451,636
Number of Portfolio Holdings	368
Portfolio Turnover Rate	68.34%

C000014743
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$59	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.03%
AssetsNet	$ 450,715,055
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$450,715,055
Number of Portfolio Holdings	460
Portfolio Turnover Rate	44.60%

C000014744
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.28%
AssetsNet	$ 450,715,055
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$450,715,055
Number of Portfolio Holdings	460
Portfolio Turnover Rate	44.60%

C000014746
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$59	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.03%
AssetsNet	$ 450,715,055
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$450,715,055
Number of Portfolio Holdings	460
Portfolio Turnover Rate	44.60%

C000258086
Shareholder Report [Line Items]
Fund Name	NVIT NASDAQ-100 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
AssetsNet	$ 381,199,119
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	15.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$381,199,119
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15.86%

C000258085
Shareholder Report [Line Items]
Fund Name	NVIT NASDAQ-100 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
AssetsNet	$ 381,199,119
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	15.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$381,199,119
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15.86%

C000059822
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
AssetsNet	$ 214,396,128
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	55.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$214,396,128
Number of Portfolio Holdings	38
Portfolio Turnover Rate	55.42%

C000059823
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
AssetsNet	$ 214,396,128
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	55.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$214,396,128
Number of Portfolio Holdings	38
Portfolio Turnover Rate	55.42%

C000033129
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 6,446,083,388
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	0.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

C000033130
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$25	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 6,446,083,388
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	0.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

C000014735
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 6,446,083,388
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	0.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

C000034094
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 6,446,083,388
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	0.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

C000033510
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$32	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
AssetsNet	$ 724,520,067
Holdings Count | Holding	2,009
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$724,520,067
Number of Portfolio Holdings	2,009
Portfolio Turnover Rate	24.40%

C000033512
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$13	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 724,520,067
Holdings Count | Holding	2,009
InvestmentCompanyPortfolioTurnover	24.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$724,520,067
Number of Portfolio Holdings	2,009
Portfolio Turnover Rate	24.40%

C000216457
Shareholder Report [Line Items]
Fund Name	NVIT U.S. 130/30 Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$42	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,299,558,587
Holdings Count | Holding	280
InvestmentCompanyPortfolioTurnover	44.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,299,558,587
Number of Portfolio Holdings	280
Portfolio Turnover Rate	44.34%

C000059817
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 475,087,274
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	35.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$475,087,274
Number of Portfolio Holdings	82
Portfolio Turnover Rate	35.93%

C000059818
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$51	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 475,087,274
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	35.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$475,087,274
Number of Portfolio Holdings	82
Portfolio Turnover Rate	35.93%

[1]	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from April 30, 2026 through June 30, 2026 multiplied by 62/365 to reflect the period from commencement of operations.